SUBSEQUENT EVENTS (Details Narrative)				4 Months Ended
	May 16, 2022 CAD ($) shares	May 17, 2021 CAD ($) $ / shares	Feb. 10, 2021 CAD ($)	Jun. 02, 2022 CAD ($) $ / shares shares	May 14, 2021 $ / shares	May 14, 2021 $ / shares	Jan. 31, 2021
IfrsStatementLineItems [Line Items]
Par value per share | (per share)		$ 0.15			$ 0.34	$ 0.41
Proceeds from issuing shares		$ 577,450	$ 6,424,684
Warrant exercise price | $ / shares		$ 0.20
Interest rate							8.00%
Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuing shares	$ 496,300
Payment for finders fees	$ 30,314
Major ordinary share transactions [member] | Non-Brokered Private Placement [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares				6,666,667
Par value per share | $ / shares				$ 0.15
Proceeds from issuing shares				$ 1,000,000
Major ordinary share transactions [member] | Warrant Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	202,090
Warrant exercise price | $ / shares				$ 0.30
Major ordinary share transactions [member] | Warrant Shares One [Member]
IfrsStatementLineItems [Line Items]
Warrant exercise price | $ / shares				$ 0.60
Non-adjusting Events Period [Member]
IfrsStatementLineItems [Line Items]
Notes payable				$ 432,702
Interest rate				8.00%